May 31, 2016

BLACKROCK FUNDSSM

BlackRock Developed Real Estate Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus and Prospectus, each dated May 31, 2016,

and Statement of Additional Information (“SAI”) dated May 31, 2016 (as amended October 12, 2016)

Effective June 19, 2017, the Fund will change its name to iShares Developed Real Estate Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.